Other investments (Tables)	12 Months Ended
Dec. 31, 2014
Other investments
end of	2014	2013
Other investments (CHF million)
Equity method investments [1]	3,453	2,043
Non-marketable equity securities [1,2]	2,717	6,032
Real estate held for investment	547	600
Life finance instruments [3]	1,896	1,654
Total other investments	8,613	10,329
1
As a result of the prospective adoption of ASU 2013-8, CHF 1,033 million of non-marketable equity securities were reclassified to equity method investments for which the fair value option was elected on January 1, 2014.

2
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

3 Includes life settlement contracts at investment method and SPIA contracts.

Bank
Other investments
end of	2014	2013
Other investments (CHF million)
Equity method investments [1]	3,397	2,008
Non-marketable equity securities [1,2]	2,667	5,988
Real estate held for investment	507	557
Life finance instruments [3]	1,896	1,654
Total other investments	8,467	10,207
1
As a result of the prospective adoption of ASU 2013-8, CHF 1,033 million of non-marketable equity securities were reclassified to equity method investments for which the fair value option was elected on January 1, 2014.

2
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

3 Includes life settlement contracts at investment method and SPIA contracts.